BUSINESS	9 Months Ended
Jul. 31, 2026
Accounting Policies [Abstract]
BUSINESS

NOTE 1: BUSINESS

Helio Corporation (the “Company” or “Helio”) is an aerospace technology, engineering, and research and development (R&D) holding company serving commercial, government, and non-profit organizations. Heliospace Corporation (“Heliospace”), the Company’s wholly-owned subsidiary, is an aerospace company specializing in the design, engineering, assembly and test of space flight qualified hardware, providing systems engineering, modeling, analysis, integration and test services for space missions. Heliospace was incorporated on March 6, 2018 in Delaware. The Company’s products include aerospace related hardware, systems, and services for customers such as NASA, universities, and private space companies. The customer base ranges from NASA and foreign space agencies to private companies, foundations, universities, and non-profits.

Heliospace designs, fabricates, assembles and tests space qualified hardware, including radar antennas for the NASA Europa Clipper mission, antennas for the SunRISE CubeSat constellation, and deployable systems and sensors for numerous lunar landers and the Mars Sample Return program. Heliospace also provides systems engineering, integration and test, and mission formulation services, including support for the design, testing, and launch of the James Webb Space Telescope, formulation and design of the Roman Space Telescope, Habworlds Observatory, Mars Sample Return, and the Atmospheric Observing System. Our support of science and technology missions is currently well established with our hardware and service lines; we are now expanding these offerings into larger integrated solutions in the form of Space Based Solar Power, pursuing large addressable markets which we believe have significant revenue growth potential.

Liquidity

During the year ended October 31, 2025 and the nine months ended July 31, 2026, the Company entered into additional debt and equity financings to obtain additional funding (see Note 4, 5, 6 and 13). Additional financing or capital investment will be necessary to sustain operations for one year from the issuance of these condensed consolidated financial statements.

The Company is currently engaged in negotiations with potential investors for the purchase of convertible notes or equity investments and prospective lenders regarding potential bridge financing arrangements. These discussions are ongoing, and there can be no assurance that the Company will enter into definitive agreements or that any such financing will be completed on favorable terms or at all.

If completed, the Company expects to use the net proceeds from investments and bridge financing to repay certain outstanding promissory notes and to support key operational initiatives. These include investments in research and development, expansion of sales, marketing, and business development activities, facility and infrastructure enhancements, manufacturing improvements, and other general corporate purposes, including working capital and upgrades to the Company’s financial and contract management systems. The Company will need to raise substantial additional capital to accomplish its business plan for the foreseeable future. There can be no assurance as to the availability, if any, or terms upon which such financing and capital might be available in the future.

As of July 31, 2026, the Company has outstanding debt from unrelated parties pursuant to notes payable in the aggregate principal amount of $750,500 and convertible notes payable in the amount of $522,222. The remaining notes mature within the next two fiscal years. The remaining interest-bearing notes bear interest ranging from 6.00% and 12.00%. Certain of these notes were initially convertible but were amended to eliminate the conversion features in consideration of the issuance by the Company and/or the transfer by certain shareholders of shares of the Company’s common stock (See Note 5). Interest on these notes either accrues or is paid quarterly or at maturity along with principal, as specifically described in the note. Upon the occurrence and during the continuance of any default by the Company under any of the above notes, which default is not cured within fifteen (15) days following written notice of such default from the payee, the payee may declare the entire unpaid principal and unpaid interest immediately due and payable. Certain of these notes are secured by the Company’s accounts receivable, and by shares of common stock pledged by one of the Company’s shareholders. In addition, certain of these notes become due, and the payees under certain of these notes have the right to accelerate their notes, upon the completion of an offering.

Because of historical and expected operating losses and net operating cash flow deficits, there is substantial doubt about the Company’s ability to continue as a going concern for one year from the issuance of the condensed consolidated financial statements. The condensed consolidated financial statements have been prepared under the going concern basis of accounting. These condensed consolidated financial statements do not include any adjustments that might be necessary from the outcome of this uncertainty.